UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

                   REPORT FOR THE QUARTER ENDED MARCH 31, 2009

                           Check here if Amendment |_|

                         This Amendment (check only one)
                              |_| is a restatement
                          |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Shannon River Fund Management Co., LLC

Address: 800 Third Avenue - 30th Floor, New York, New York 10022

Form 13F File Number: 28-12497
================================================================================

      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Reporting Manager: Shannon River Fund Management Co., LLC

Name:  Spencer M. Waxman
Title: Managing Member
Phone: (212) 331-6555

Signature, Place, and Date of Signing

/s/ Spencer M. Waxman
--------------------------------
New York, New York
May 13, 2009

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F Summary Page
                                 Report Summary:

Number of Other Managers:                       1
Form 13F Information Table Entry Total:         25
Form 13F Information Table Value Total:         $ 55,665 (in thousands)
List of Other Included Managers:

No.                    Name                       Form 13F File Number
---                    ----                       --------------------

01      Shannon River Capital Management, LLC           28-12497


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

                           FORM 13F INFORMATION TABLE
                            ------------------------

Name of Reporting Manager: Shannon River Fund Management Co., LLC                                                     (SEC USE ONLY)
Name of Manager No. 1: Shannon River Capital Management, LLC

      Column 1:            Column 2:   Column 3:   Column 4:            Column 5:     Column 6:   Column 7:         Column 8:

   Name of Issuer          Title of     CUSIP    Fair Market  Shares or   SH/   Put/  Investment   Other        Voting Authority
                             Class      Number      Value     Principal   PRN   Call  discretion  Managers
                                                    (in        Amount
                                                 thousands)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Sole    Shared   None
Activision Blizzard Inc.      COM      00507V109     1,831      175,000    SH           OTHER        01     175,000
Answers Corp.                 COM      03662X100       275       43,235    SH           OTHER        01      43,235
Atmel Corp.                   COM      049513104       998      275,000    SH           OTHER        01     275,000
Cadence Design Systems        COM      127387108     1,260      300,000    SH           OTHER        01     300,000
Inc.
Dolan Media Co.               COM      25659P402     3,616      459,500    SH           OTHER        01     459,500
DreamWorks Animation      COM CLASS A  26153C103     1,082       50,000    SH           OTHER        01      50,000
SKG Inc.
Expedia Inc.                  COM      30212P105     1,604      176,700    SH           OTHER        01     176,700
Formfactor Inc.               COM      346375108     2,672      148,297    SH           OTHER        01     148,297
Hollywood Media Corp.         COM      436233100     2,811    3,123,860    SH           OTHER        01   3,123,860
Information Services          WTS      45675Y112         6      104,800    SH   CALL    OTHER        01     104,800
Group
Internet Brands, Inc.     COM CLASS A  460608102     2,698      459,600    SH           OTHER        01     459,600
I2 Technologies Inc.          COM      465754208     4,637      586,936    SH           OTHER        01     586,936
Leap Wireless Intel Inc.      COM      521863308     3,487      100,000    SH           OTHER        01     100,000
Limelight Networks, Inc.      COM      53261M104       527      157,300    SH           OTHER        01     157,300
Liveperson Inc.               COM      538146101     3,123    1,375,682    SH           OTHER        01   1,375,682
MDC Partners Inc.         COM CLASS A  552697104     1,679      508,687    SH           OTHER        01     508,687
Pegasystems Inc.              COM      705573103     5,951      320,478    SH           OTHER        01     320,478
Penn National Gaming          COM      707569109       990       41,000    SH           OTHER        01      41,000
Inc.
Proshares TR              PSHS ULTSH   74347R297       106        1,250    SH   CALL    OTHER        01       1,250
                             20YRS
Qualcomm Inc.                 COM      747525103     2,140       55,000    SH           OTHER        01      55,000
Scientific Games Corp.    COM CLASS A  80874P109       606       50,000    SH           OTHER        01      50,000
Skillsoft PLC              COM SPON    830928107     3,438      513,953    SH           OTHER        01     513,953
                              ADR
Tessera Technologies,         COM      88164L100     7,795      583,000    SH           OTHER        01     583,000
Inc.
Tradestation Group Inc.       COM      89267P105       911      138,000    SH           OTHER        01     138,000
Voltaire Ltd.                 COM      M97613109     1,422      599,900    SH           OTHER        01     599,900

GRAND TOTAL                                         55,665   10,347,178


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